Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	December 31, 2021	December 31, 2020
	$	$
Goodwill - XFC	332,040	332,040

Accumulated amortization	–	–
Balance at end of year	332,040	332,040